Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC. - Investor C Shares	Oct. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	$ 1,955